Income tax and deferred taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax liability (asset) at beginning of period	$ 314,646	$ (110,416)
Increase (decrease) in deferred taxes in income	(346,391)	430,978
Increase (decrease) deferred taxes in equity	(60,707)	(5,916)
Deferred tax liability (asset) at end of period	$ (92,452)	$ 314,646